Premises and Equipment (FY) (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Estimated costs to complete construction in progress	$ 3,040,000
Lease expense under the leases	721,534	$ 728,004
Depreciation expense	$ 1,841,524	$ 1,435,090